Share-Based Compensation And Awards (Stock Options Activity) (Details)	12 Months Ended
	Aug. 31, 2020 shares $ / shares	Aug. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning of year (in shares) | shares	8,363,031	9,378,966
Number of options, Granted (in shares) | shares	84,000	1,540,000
Number of options, Forfeited (in shares) | shares	(681,168)	(897,470)
Number of options, Exercised (in shares) | shares	(407,733)	(1,658,465)
Number of options, end of year (in shares) | shares	7,358,130	8,363,031
Weighted average exercise price, beginning of year | $ / shares	$ 26.11	$ 25.18
Weighted average exercise price, Granted | $ / shares	26.88	26.36
Weighted average exercise price, Forfeited | $ / shares	26.65	26.66
Weighted average exercise price, Exercised | $ / shares	21.57	20.76
Weighted average exercise price, end of year | $ / shares	$ 26.36	$ 26.11
Class B Non-Voting Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Exercised (in shares) | shares	(407,733)	(1,658,465)
Weighted average exercise price, Exercised | $ / shares	$ 25.6